Minimum capital requirements (Tables)	12 Months Ended
Dec. 31, 2018
Minimum capital requirements
Schedule of minimum capital requirements calculated in accordance with the Mexican Banking GAAP for the Bank

	12/31/2017	12/31/2018

Computable capital:	115,321	121,454
Core capital	116,126	125,621
Supplementary capital	26,054	27,419
Deductible items	(36,671)	(41,395)
Subordinated Additional Tier I Capital Notes (see Note 21.c)	9,812	9,809

Capital requirements:	58,668	61,054
Market risk	11,039	14,280
Credit risk	44,313	42,732
Operational risk	3,316	4,042

Excess of capital requirements	56,653	60,400
Risk-weighted assets	733,346	763,170

Schedule of capital ratios in accordance to the data published by the CNBV

	12/31/2017	12/31/2018

Net Capital / Required Capital	1.97	1.99
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	10.83%	11.04%
Minimum capital requirements	7.60%	7.90%

Basic Capital / Assets subject to Credit, Market and Operating Risk	12.17%	12.32%
Minimum capital requirements	9.10%	9.40%

Net Capital / Assets subject to Credit Risk	20.82%	22.74%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	15.73%	15.91%

Minimum capital requirements	11.10%	11.40%